Fair Value - Summary of Components of Net Fair Value Gains on Reverse Loans and Related HMBS Obligations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net fair value gains (losses) on reverse loans and related HMBS obligations
Interest income on reverse loans	$ 98,258	$ 86,514	$ 195,139	$ 163,781	$ 347,497	$ 44,314
Change in fair value of reverse loans	(8,687)	14,570	99,841	16,108	(239,417)	20,716
Net fair value gains on reverse loans	89,571	101,084	294,980	179,889	108,080	65,030
Interest expense on HMBS related obligations	(91,470)	(79,545)	(182,030)	(149,220)	(321,820)	(41,114)
Change in fair value of HMBS related obligations	28,835	5,192	(68,778)	32,850	334,122	(16,637)
Net fair value gains (losses) on HMBS related obligations	(62,635)	(74,353)	(250,808)	(116,370)	12,302	(57,751)
Net fair value gains on reverse loans and related HMBS obligations	$ 26,936	$ 26,731	$ 44,172	$ 63,519	$ 120,382	$ 7,279	$ 0